SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration and credit risk, Major customer (Details) - Customer Concentration Risk [Member] - Related Party [Member]	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue [Member] | Customer A [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage	34.60%	0.00%	0.00%
Revenue [Member] | Customer B, Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage	20.00%	64.20%	39.50%
Receivable [Member] | Customer A [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage	41.10%	0.00%
Receivable [Member] | Customer B, Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage	3.20%	61.00%